Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Accrued bonuses	$ 2,234	$ 3,602	$ 6,959
Accrued paid time-off	2,450	2,240	1,747
Accrued commissions	1,274	1,036	1,019
Accrued contingent consideration	5,969
Other accrued expenses	3,662	4,789	2,249
Total accrued liabilities	$ 15,589	$ 11,667	$ 11,974